Risk Management Activities - Netting Arrangements (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current risk management liabilities
Disclosure of financial liabilities [abstract]
Gross amounts of recognized financial liabilities	$ (662)	$ (504)
Amounts set off	421	355
Net amounts included on the statement of financial position	(241)	(149)
Master netting arrangements	18	7
Net amount	(223)	(142)
Long-term risk management liabilities
Disclosure of financial liabilities [abstract]
Gross amounts of recognized financial liabilities	(128)	(145)
Amounts set off	59	91
Net amounts included on the statement of financial position	(69)	(54)
Master netting arrangements	1	2
Net amount	(68)	(52)
Accounts payable, accrued liabilities and other current liabilities(5)
Disclosure of financial liabilities [abstract]
Gross amounts of recognized financial liabilities	(1,470)	(760)
Amounts set off	1,273	646
Net amounts included on the statement of financial position	(197)	(114)
Master netting arrangements	7	11
Net amount	(190)	(103)
Current risk management assets
Disclosure of financial assets [abstract]
Gross amounts of recognized financial assets	686	528
Amounts set off	(421)	(355)
Net amounts included on the statement of financial position	265	173
Master netting arrangements	(18)	(7)
Net amount	247	166
Long-term risk management assets
Disclosure of financial assets [abstract]
Gross amounts of recognized financial assets	153	161
Amounts set off	(59)	(91)
Net amounts included on the statement of financial position	94	70
Master netting arrangements	(1)	(2)
Net amount	93	68
Trade and other receivables(2)
Disclosure of financial assets [abstract]
Gross amounts of recognized financial assets	1,519	789
Amounts set off	(1,273)	(646)
Net amounts included on the statement of financial position	246	143
Master netting arrangements	(7)	(11)
Net amount	$ 239	$ 132